Document and Entity Information	Jan. 24, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001777946
Document Type	8-K/A
Document Period End Date	Jan. 24, 2023
Entity Registrant Name	IronNet, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39125
Entity Tax Identification Number	83-4599446
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(443)
Local Phone Number	300-6761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Form 8-K/A is being filed solely to correct the Item number in the Form 8-K filed on January 27, 2023 (the “Original Form 8-K”) from Item 1.01 to Item 3.01. This Form 8-K/A does not amend or modify the Original Form 8-K in any other respect.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IRNT
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	IRNT.WS
Security Exchange Name	NYSE